Cover	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F/A
Amendment Flag	true
Amendment Description	To file XBRL
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--12-31
Entity File Number	001-39115
Entity Registrant Name	Wisekey International Holding S.A.
Entity Central Index Key	0001738699
Entity Incorporation, State or Country Code	V8
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Common Stock - Class A
Entity Common Stock, Shares Outstanding	40,021,988
Common Stock - Class B
Entity Common Stock, Shares Outstanding	27,621,895